Income from operations - Disaggregation of Sales per segment (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income from operations [Line Items]
Revenue from contracts with customers	€ 17,435	€ 16,738	€ 16,851
Revenue From Other Sources	391	418	462
Revenue	17,827	17,156	17,313
Diagnosis & Treatment [Member]
Income from operations [Line Items]
Revenue from contracts with customers	9,112	8,583	8,129
Revenue From Other Sources	56	52	46
Revenue	9,168	8,635	8,175
Connected Care [Member]
Income from operations [Line Items]
Revenue from contracts with customers	4,068	4,207	5,126
Revenue From Other Sources	335	366	417
Revenue	4,403	4,573	5,543
Personal Health [Member]
Income from operations [Line Items]
Revenue from contracts with customers	3,626	3,429	3,199
Revenue	3,626	3,429	3,199
Other [Member]
Income from operations [Line Items]
Revenue from contracts with customers	629	518	396
Revenue From Other Sources	0	0	0
Revenue	629	519	396
Goods or services transferred at point in time [member]
Income from operations [Line Items]
Revenue from contracts with customers	12,263	12,142	12,580
Goods or services transferred at point in time [member] | Diagnosis & Treatment [Member]
Income from operations [Line Items]
Revenue from contracts with customers	5,565	5,408	5,133
Goods or services transferred at point in time [member] | Connected Care [Member]
Income from operations [Line Items]
Revenue from contracts with customers	2,803	3,116	4,183
Goods or services transferred at point in time [member] | Personal Health [Member]
Income from operations [Line Items]
Revenue from contracts with customers	3,615	3,423	3,195
Goods or services transferred at point in time [member] | Other [Member]
Income from operations [Line Items]
Revenue from contracts with customers	279	194	69
Goods or services transferred over time [member]
Income from operations [Line Items]
Revenue from contracts with customers	5,172	4,596	4,271
Goods or services transferred over time [member] | Diagnosis & Treatment [Member]
Income from operations [Line Items]
Revenue from contracts with customers	3,547	3,177	2,997
Goods or services transferred over time [member] | Connected Care [Member]
Income from operations [Line Items]
Revenue from contracts with customers	1,266	1,090	943
Goods or services transferred over time [member] | Personal Health [Member]
Income from operations [Line Items]
Revenue from contracts with customers	11	6	4
Goods or services transferred over time [member] | Other [Member]
Income from operations [Line Items]
Revenue from contracts with customers	€ 348	€ 323	€ 327